          MFS INSTITUTIONAL EMERGING MARKETS FIXED INCOME FUND
                                   A SERIES OF
                             MFS INSTITUTIONAL TRUST
                          (THE "EMERGING MARKETS FUND")


     SUPPLEMENT TO THE DECEMBER 1, 1995 STATEMENT OF ADDITIONAL INFORMATION

MANAGEMENT OF THE TRUST

As of January 10, 1996, certain benefit and pension plans of Massachusetts Financial Services Company ("MFS") were the record owners of 100% of the outstanding shares of the Emerging Markets Fund.

DETERMINATION OF NET ASSET VALUE; PERFORMANCE INFORMATION

The aggregate total rate of return for the Emerging Markets Fund for the period from August 7, 1995 (commencement of investment operations) to December 31, 1995 was 4.73%, unannualized. The results would have been lower had MFS not borne certain expenses of the Fund.

FINANCIAL STATEMENTS

The Emerging Markets Fund's Financial Statements, consisting of the Portfolio of Investments at December 31, 1995, the Statement of Assets and Liabilities at December 31, 1995, the Statement of Operations for the period from the commencement of investment operations on August 7, 1995 to December 31, 1995, the Statement of Changes in Net Assets for the period from the commencement of investment operations on August 7, 1995 to December 31, 1995, and the Notes to the Financial Statements are attached to and form a part of this supplement.

                THE DATE OF THIS SUPPLEMENT IS FEBRUARY 8, 1996.

PORTFOLIO OF INVESTMENTS - December 31, 1995 (Unaudited)
Bonds - 48.4%
-----------------------------------------------------------------------------
                                                 Principal Amount
Issuer                                              (000 Omitted)       Value
-----------------------------------------------------------------------------
Foreign U.S. Dollar Denominated
  Argentina - 6.8%
    Republic of Argentina, 5.0s, 2023                      $  250  $  142,813
-----------------------------------------------------------------------------
  Brazil - 13.7%
    Federal Republic of Brazil, 6.813s, 2024               $  250  $  153,750
    Federal Republic of Brazil, 4.75s, 2024                   250     132,500
                                                                   ----------
                                                                   $  286,250
-----------------------------------------------------------------------------
  Bulgaria - 6.3%
    National Republic of Bulgaria, "A", 6.75s, 2024        $  250  $  132,813
-----------------------------------------------------------------------------
  Mexico - 17.3%
    United States of Mexico, "A", 6.765s, 2019             $  250  $  180,625
    United States of Mexico, "D", 6.5468s, 2019               250     180,625
                                                                   ----------
                                                                   $  361,250
-----------------------------------------------------------------------------
  Ecuador - 4.3%
    Republic of Ecuador, 3.0s, 2025                        $  250  $   90,312
-----------------------------------------------------------------------------
Total Bonds (Identified Cost, $984,402)                            $1,013,438
-----------------------------------------------------------------------------

Warrant - 0.0%
-----------------------------------------------------------------------------
                                                           Shares
-----------------------------------------------------------------------------
Foreign Stock - 0.0%
  Mexico VRR Discount (Identified cost, $0)                   768,000  $   --
-----------------------------------------------------------------------------

Short-Term  Obligations - 50.6%
-----------------------------------------------------------------------------
                                                 Principal Amount
                                                    (000 Omitted)
-----------------------------------------------------------------------------
U.S. Dollar Denominated - 46.1%
  Federal Home Loan Mortgage Corp., due 1/02/96            $  965  $  964,846
-----------------------------------------------------------------------------
Foreign Denominated - 4.5%
  Mexican Peso
    Mexico Cetes, due 2/15/96                       MXP     7,700  $   93,999
-----------------------------------------------------------------------------
Total Short-Term Obligations (Identified Cost, $1,059,650)         $1,058,845
-----------------------------------------------------------------------------
Total Investments (Identified Cost, $2,044,052)                    $2,072,283
Other  Assets,  Less  Liabilities - 1.0%                               21,582
-----------------------------------------------------------------------------
Net Assets - 100.0%                                                $2,093,865
-----------------------------------------------------------------------------

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

    CZK = Czech Republic Korunas     IDR = Indonesian Rupiahs
    DEM = Deutsche Marks             MXP = Mexican Peso
    HKD = Hong Kong Dollars          THB = Thailand Baht

See notes to financial statements

FINANCIAL  STATEMENTS
Statement  of  Assets  and  Liabilities
------------------------------------------------------------------------------
December 31, 1995 (Unaudited)
------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $2,044,052)             $2,072,283
  Cash                                                                 2,306
  Net receivable for forward foreign currency exchange
    contracts purchased                                                  760
  Interest receivable                                                 19,941
  Deferred organization expense                                       18,830
                                                                  ----------
      Total assets                                                $2,114,120
                                                                  ----------
Liabilities:
  Net payable for forward foreign currency exchange contracts
    sold                                                          $      688
  Net payable for forward foreign currency exchange contracts            511
  Payable to affiliate for management fee                                147
  Accrued expenses and other liabilities                              18,909
                                                                  ----------
      Total liabilities                                           $   20,255
                                                                  ----------
Net assets                                                        $2,093,865
                                                                  ==========
Net assets consist of:
  Paid-in capital                                                 $2,076,104
  Unrealized appreciation on investments and translation of
    assets and liabilities in foreign currencies                      27,792
  Accumulated undistributed net realized loss on investments
    and foreign currency transactions                                (13,371)
  Accumulated undistributed net investment income                      3,340
                                                                  ----------
      Total                                                       $2,093,865
                                                                  ==========
Shares of beneficial interest outstanding                           207,603
                                                                  ==========
Net asset value and redemption price per share
  (net assets of $2,093,865 / 207,603 shares of beneficial
  interest outstanding)                                              $10.09
                                                                     ======
See notes to financial statements
Statement  of  Operations
------------------------------------------------------------------------------
Period Ended December 31, 1995* (Unaudited)
------------------------------------------------------------------------------
Net investment income:
  Interest income                                                    $ 89,155
                                                                     --------
  Expenses -
    Management fee                                                   $  6,665
    Shareholder servicing agent fee                                        58
    Custodian fee                                                         533
    Printing                                                            9,000
    Auditing fees                                                       7,800
    Legal fees                                                          1,191
    Amortization of organization expenses                               1,588
    Miscellaneous                                                         955
                                                                     --------
      Total expenses                                                 $ 27,790
    Preliminary refund of expenses by investment adviser              (17,979)
                                                                     --------
      Net expenses                                                   $  9,811
                                                                     --------
        Net investment income                                        $ 79,344
                                                                     --------
Realized and unrealized loss on investments:
  Realized loss (identified cost basis) -
    Investment transactions                                          $(11,283)
    Foreign currency transactions                                      (2,088)
                                                                     --------
        Net realized loss on investments                             $(13,371)
                                                                     --------
  Change in unrealized appreciation (depreciation) -
    Investments                                                      $ 28,231
    Translation of assets and liabilities in foreign currencies         (439)
                                                                     --------
        Net unrealized gain on investments                           $ 27,792
                                                                     --------
          Net realized and unrealized gain on investments and
            foreign currency                                         $ 14,421
                                                                     --------
            Increase in net assets from operations                   $ 93,765
                                                                     ========
*For the period from the commencement of investment operations, August 7, 1995.

See notes to financial statements

Statement  of  Changes  in  Net  Assets
------------------------------------------------------------------------------
Period Ended December 31, 1995* (Unaudited)
------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment income                                           $   79,344
  Net realized loss on investments and foreign currency
    transactions                                                     (13,371)
  Net unrealized gain on investments and foreign currency             27,792
                                                                  ----------
    Increase in net assets from operations                        $   93,765
                                                                  ----------
Distributions declared to shareholders from net investment
  income                                                          $  (76,004)
                                                                  ----------
Fund share (principal) transactions -
  Net proceeds from sale of shares                                $2,000,000
  Net asset value of shares issued to shareholders in
    reinvestment of distributions                                     76,004
                                                                  ----------
    Increase in net assets from Fund share transactions           $2,076,004
                                                                  ----------
      Total increase in net assets                                $2,093,765
Net assets:
  At beginning of period                                                 100
                                                                  ----------
  At end of period (including accumulated undistributed net
    investment income of $3,340)                                  $2,093,865
                                                                  ==========
*For the period from the commencement of investment operations, August 7, 1995.

See notes to financial statements

NOTES  TO  FINANCIAL  STATEMENTS (UNAUDITED)

(1) Business  and  Organization
MFS Institutional Emerging Markets Fixed Income Fund (the Fund) is a non-diversified series of MFS Institutional Trust (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant  Accounting  Policies
Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the closing daily exchange rate. Futures contracts, options and options on futures contracts listed on commodities exchanges are valued at closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as in good faith by or determined at the direction of the Trustees.

Repurchase Agreements - The Fund may enter into repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that the value, including accrued interest, of the securities under each repurchase agreement is greater than amounts owed to the Fund under each such repurchase agreement.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of commencement of operations of the Fund.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Fund may enter into contracts with the intent of changing the relative exposure of the Fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for both financial statement and tax reporting purposes as required by federal income tax regulations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

(3) Transactions  with  Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.85% of average daily net assets.

Under a temporary expense reimbursement agreement with MFS, MFS has voluntarily agreed to pay all of the Fund's operating expenses, exclusive of management fees. The Fund in turn will pay MFS an expense reimbursement fee not greater than 0.40% of average daily net assets. To the extent that the expense reimbursement fee exceeds the Fund's actual expenses, the excess will be applied to amounts paid by MFS in prior years. At December 31, 1995, the aggregate unreimbursed expenses owed to MFS by the Fund amounted to $17,979, incurred in the current period.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS and MFS Service Center, Inc. (MFSC).

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the average daily net assets of the Fund at an effective annual rate of 0.0075%.

(4) Portfolio  Securities
Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $1,322,313 and $362,875, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                       $2,044,052
                                                                     ==========
Gross unrealized appreciation                                        $   30,380
Gross unrealized depreciation                                            (2,149)
                                                                     -----------

    Net unrealized appreciation                                      $   28,231
                                                                     ==========

(5) Shares  of  Beneficial  Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                         Shares           Amount
--------------------------------------------------------------------------------
Shares sold                                             200,000       $2,000,000
Shares issued to shareholders in reinvestment
  of distributions                                        7,593           76,004
                                                        -------       ----------
    Net increase                                        207,593       $2,076,004
                                                        =======       ==========

(6) Financial  Instruments
The Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 1995, is as follows:

Forward Foreign Currency Exchange Contracts


Net Unrealized
                                                              Contracts to
Contracts                             Appreciation
                                  Settlement Date          Deliver/Receive      at Value      In Exchange
For      (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
Sales                         01/17/96 - 03/11/96      DEM         357,049      $249,052
$248,570            $  (482)
                              12/03/96                 HKD       1,547,100       199,446
199,240               (206)
                                                               -----------      --------
--------            -------
                                                                 1,904,149      $448,498
$447,810            $  (688)
                                                               ===========      ========
========            =======
Purchases                     02/15/96                 CZK       5,370,500      $200,427
$202,592            $(2,165)
                              02/26/96                 IDR     468,100,000       202,219
200,000              2,219
                              02/22/96 - 02/26/96      THB       5,067,500       200,037
199,331                706
                                                               -----------      --------
--------            -------
                                                               478,538,000      $602,683
$601,923            $   760
                                                               ===========      ========
========            =======

Forward foreign currency purchases and sales under master netting arrangements and closed forward foreign currency exchange contracts excluded above amounted to a net payable of $511 at December 31, 1995.

At December 31, 1995, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.